UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund® Investment portfolio December 31, 2013 unaudited

Bonds, notes & other debt instruments 92.89%
	Principal amount	Value
Euros 21.48%	(000)	(000)

Spanish Government 3.80% 2017	€ 17,325	US$ 25,076
Spanish Government 5.50% 2017	62,377	95,341
Spanish Government 3.75% 2018	11,250	16,204
Spanish Government 4.50% 2018	69,760	103,376
Spanish Government 5.85% 2022	74,775	116,873
Spanish Government 5.40% 2023	434,715	657,482
Spanish Government 5.15% 2044	3,550	5,000
Italian Government 4.75% 2017	83,240	124,149
Italian Government 4.75% 2017	53,225	79,493
Italian Government 3.50% 2018	18,985	27,195
Italian Government 4.50% 2019	29,300	43,587
Italian Government 4.75% 2021	50,275	74,928
Italian Government 4.50% 2024	19,650	28,061
Irish Government 4.50% 2018	17,340	26,477
Irish Government 4.50% 2020	113,115	170,401
Irish Government 3.90% 2023	53,830	76,754
Irish Government 5.40% 2025	14,250	22,322
German Government, Series 154, 2.25% 2014	4,770	6,600
German Government, Series 6, 3.75% 2017	17,370	26,294
German Government 4.25% 2017	11,450	17,782
German Government, Series 7, 4.00% 2018	11,175	17,404
German Government 1.50% 2023	5,450	7,275
German Government 6.25% 2024	346	662
German Government, Series 00, 5.50% 2031	5,150	9,874
German Government 4.00% 2037	3,890	6,479
German Government, Series 8, 4.75% 2040	1,490	2,814
German Government 3.25% 2042	10,443	15,780
Belgium (Kingdom of), Series 69, 1.25% 2018	16,900	23,321
Belgium (Kingdom of), Series 67, 3.00% 2019	23,030	34,128
Belgium (Kingdom of), Series 68, 2.25% 2023	29,150	39,102
Greek Government 2.00%/3.00% 2023[1]	5,285	4,929
Greek Government 2.00%/3.00% 2024[1]	5,285	4,730
Greek Government 2.00%/3.00% 2025[1]	5,285	4,572
Greek Government 2.00%/3.00% 2026[1]	5,285	4,472
Greek Government 2.00%/3.00% 2027[1]	5,280	4,392
Greek Government 2.00%/3.00% 2028[1]	5,290	4,255
Greek Government 2.00%/3.00% 2029[1]	5,285	4,163
Greek Government 2.00%/3.00% 2030[1]	5,285	4,094
Greek Government 2.00%/3.00% 2031[1]	5,285	4,013
Greek Government 2.00%/3.00% 2032[1]	5,285	3,974
Greek Government 2.00%/3.00% 2033[1]	5,285	3,909
Greek Government 2.00%/3.00% 2034[1]	5,285	3,886
Greek Government 2.00%/3.00% 2035[1]	5,285	3,832
Greek Government 2.00%/3.00% 2036[1]	7,035	5,106
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2037[1]	€ 7,385	US$ 5,312
Greek Government 2.00%/3.00% 2038[1]	6,185	4,435
Greek Government 2.00%/3.00% 2039[1]	5,285	3,792
Greek Government 2.00%/3.00% 2040[1]	7,935	5,666
Greek Government 2.00%/3.00% 2041[1]	10,335	7,314
Greek Government 2.00%/3.00% 2042[1]	6,185	4,412
Portuguese Government 4.35% 2017	41,955	57,679
Portuguese Government 4.75% 2019	5,900	7,903
Portuguese Government 3.85% 2021	19,350	23,653
Hungarian Government 5.75% 2018	24,190	36,436
Hungarian Government 6.00% 2019	23,625	35,913
Hungarian Government 3.875% 2020	4,000	5,537
Netherlands Government Eurobond 3.25% 2015	9,650	13,889
Netherlands Government Eurobond 4.00% 2019	37,900	59,664
Barclays Bank PLC 4.00% 2019[2]	8,950	14,011
Barclays Bank PLC 6.00% 2021	18,725	29,177
Barclays Bank Plc 6.625% 2022	2,500	4,061
HBOS PLC 4.375% 2019[3]	885	1,224
Lloyds TSB Bank PLC 6.50% 2020	21,700	34,667
French Government O.A.T. Eurobond 0.25% 2015	5,575	7,663
French Government O.A.T. Eurobond 3.25% 2045	16,340	21,648
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	26,230
Slovenia (Republic of) 4.375% 2019	5,140	7,201
Slovenia (Republic of) 4.125% 2020	7,780	10,591
Slovenia (Republic of) 4.625% 2024	5,485	7,366
HSBC Holdings PLC 6.00% 2019	12,225	19,577
HSBC Bank PLC 4.00% 2021	1,000	1,553
Veolia Environnement 4.375% 2017	5,200	7,868
Veolia Environnement 6.125% 2033	6,615	11,207
Aviva PLC, junior subordinated 5.70% (undated)[3]	13,020	18,713
GE Capital European Funding 5.375% 2020	9,100	14,726
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	9,750	14,722
European Investment Bank 4.75% 2017	8,490	13,414
Schering-Plough Corp. 5.375% 2014	8,105	11,553
National Grid Transco PLC 5.00% 2018	3,275	5,167
National Grid Transco PLC 4.375% 2020	4,000	6,226
Canadian Government 3.50% 2020	7,000	10,928
Standard Chartered Bank 5.875% 2017	6,000	9,348
Telecom Italia SpA 7.75% 2033	3,000	4,543
Telecom Italia SpA 5.25% 2055	3,900	4,277
Kraft Foods Inc. 2.375% 2021	6,300	8,568
Assicurazioni Generali SPA 7.75% 2042[3]	2,100	3,330
Assicurazioni Generali SPA 10.125% 2042	2,700	4,799
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,699
AT&T Inc. 6.125% 2015	4,500	6,612
Koninklijke KPN NV 3.75% 2020	4,270	6,211
Daimler AG, Series 6, 4.125% 2017	3,725	5,597
Volvo Treasury AB 5.00% 2017	3,500	5,372
RCI Banque 2.875% 2018	3,700	5,252
Skandinaviska Enskilda 5.50% 2014	2,000	2,799
Skandinaviska Enskilda 4.25% 2018	1,500	2,285
Cyprus (Republic of) 4.625% 2020	3,990	4,624
Shell International Finance BV 4.50% 2016	3,000	4,461
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,391
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Deutsche Telekom International Finance BV 7.50% 2033	€2,100	US$ 4,219
Schaeffler Holding Finance BV 6.875% 2018[3,4]	2,800	4,136
Gas Natural SGD, SA 4.125% 2018	2,750	4,121
BBVA Senior Financial SA 3.75% 2018	2,800	4,099
Rabobank Nederland/FI 3.875% 2023	2,925	4,032
DnB NOR ASA 3.00% 2023	2,900	4,029
Svenska Handelsbanken AB 2.625% 2022	2,900	4,028
BMW Group 3.875% 2017	2,000	2,984
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,774
France Télécom 5.625% 2018	1,500	2,403
Anheuser-Busch InBev NV 8.625% 2017	1,375	2,332
BNP Paribas 2.875% 2022	1,450	2,040
BPCE SA group 4.625% 2023	700	1,013
BPCE SA group 6.117% 2049[3]	700	1,023
Nordea Bank AB 4.625% 2022[3]	1,375	2,032
Novartis Finance SA, 4.25% 2016	1,250	1,867
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	1,250	1,806
CRH Finance BV 7.375% 2014[3]	1,075	1,518
Wind Acquisition SA 7.375% 2018	925	1,348
		2,673,631
Japanese yen 6.21%

Japanese Government, Series 317, 0.10% 2014	¥ 8,426,200	80,031
Japanese Government, Series 331, 0.10% 2015	2,430,000	23,073
Japanese Government, Series 269, 1.30% 2015	15,839,000	152,594
Japanese Government, Series 284, 1.70% 2016	7,700,000	76,485
Japanese Government, Series 281, 2.00% 2016	1,415,000	14,054
Japanese Government, Series 14, 1.20% 2017[5]	1,275,816	13,534
Japanese Government, Series 289, 1.50% 2017	2,993,000	29,891
Japanese Government, Series 113, 0.30% 2018	5,000	48
Japanese Government, Series 310, 1.00% 2020	7,364,750	72,578
Japanese Government, Series 312, 1.20% 2020	4,237,650	42,280
Japanese Government, Series 315, 1.20% 2021	3,944,800	39,324
Japanese Government, Series 321, 1.00% 2022	990,000	9,702
Japanese Government, Series 329, 0.80% 2023	1,750,000	16,774
Japanese Government, Series 136, 1.60% 2032	6,778,250	65,993
Japanese Government, Series 146, 1.70% 2033	1,595,000	15,472
Japanese Government, Series 21, 2.30% 2035	8,435,000	89,854
Japanese Government, Series 29, 2.40% 2038	927,600	10,092
Japanese Government, Series 36, 2.00% 2042	1,345,000	13,594
European Investment Bank 1.40% 2017	721,700	7,160
		772,533
Mexican pesos 3.82%

United Mexican States Government, Series M, 6.25% 2016	MXN 614,800	49,564
United Mexican States Government, Series M, 5.00% 2017	640,000	49,462
United Mexican States Government, Series M10, 7.75% 2017	876,000	73,714
United Mexican States Government 3.50% 2017[5]	267,809	22,130
United Mexican States Government, Series M, 8.00% 2020	1,065,500	91,586
United Mexican States Government, Series M, 6.50% 2021	772,500	60,998
United Mexican States Government, Series M20, 10.00% 2024	472,500	46,301
United Mexican States Government, Series M30, 10.00% 2036	596,400	58,132
United Mexican States Government 4.00% 2040[5]	257,177	20,171
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	2,561
América Móvil, SAB de CV 8.46% 2036	15,000	1,088
		475,707
Bonds, notes & other debt instruments
	Principal amount	Value
Polish zloty 3.76%	(000)	(000)

Polish Government, Series 1017, 5.25% 2017	PLN567,165	US$ 199,772
Polish Government, Series 0718, 2.50% 2018	106,000	33,508
Polish Government, Series 1020, 5.25% 2020	150,950	53,663
Polish Government, Series 1021, 5.75% 2021	241,895	88,197
Polish Government, Series 0922, 5.75% 2022	255,285	93,358
		468,498
British pounds 3.23%

United Kingdom 2.25% 2014	£14,355	23,851
United Kingdom 2.75% 2015	17,580	29,797
United Kingdom 3.75% 2020	1,750	3,133
United Kingdom 3.75% 2021	44,640	79,609
United Kingdom 1.75% 2022	15,100	22,852
United Kingdom 2.25% 2023	25,030	38,750
United Kingdom 4.75% 2030	5,435	10,471
United Kingdom 4.50% 2034	4,170	7,844
United Kingdom 4.25% 2040	25,340	46,337
United Kingdom 3.25% 2044	4,790	7,316
RSA Insurance Group PLC 9.375% 2039[3]	1,733	3,401
RSA Insurance Group PLC 8.50% (undated)[3]	20,684	35,531
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	15,100	26,373
Telecom Italia SpA 6.375% 2019	3,000	5,213
France Télécom 5.00% 2016	10,600	18,794
France Télécom 7.25% 2020	4,425	8,878
Deutsche Telekom International Finance BV 6.50% 2022	7,050	13,710
Bank of Scotland PLC 9.375% 2021	980	2,029
Lloyds TSB Bank PLC 10.75% 2021[3]	1,025	2,039
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,6]	2,400	3,795
National Grid Transco PLC 4.00% 2027	2,250	3,577
BNP Paribas 5.75% 2022	1,100	1,986
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,970
Tesco PLC 5.50% 2033	890	1,540
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,485
General Electric Capital Corp. 5.625% 2031	750	1,405
		401,686
Swedish kronor 1.57%

Swedish Government, Series 1041, 6.75% 2014	SKr 11,040	1,750
Swedish Government 3.50% 2015[5]	39,080	6,460
Swedish Government, Series 1049, 4.50% 2015	181,595	29,871
Swedish Government, Series 1051, 3.75% 2017	302,600	50,926
Swedish Government, Series 1047, 5.00% 2020	36,050	6,636
Swedish Government, Series 105, 3.50% 2022	306,145	51,898
Swedish Government, Series 3104, 3.50% 2028[5]	196,751	40,839
Nordea Hypotek AB 4.00% 2014[2]	45,800	7,225
		195,605
Norwegian kroner 1.41%

Norwegian Government 4.25% 2017	NKr723,310	128,608
Norwegian Government 4.50% 2019	135,430	24,745
Norwegian Government 3.75% 2021	126,000	22,170
		175,523
Bonds, notes & other debt instruments
	Principal amount	Value
South Korean won 1.40%	(000)	(000)

South Korean Government 5.50% 2017	KRW76,543,470	US$ 78,654
South Korean Government, Series 2206, 3.75% 2022	54,961,550	52,937
South Korean Government, Series 2303, 3.00% 2023	46,383,990	42,085
		173,676
Colombian pesos 0.96%

Colombia (Republic of) Global 12.00% 2015	COP11,075,000	6,488
Colombia (Republic of), Series B, 5.00% 2018	99,739,800	49,777
Colombia (Republic of), Series B, 7.00% 2022	61,701,200	32,449
Colombia (Republic of) Global 9.85% 2027	8,064,000	5,276
Colombia (Republic of), Series B, 6.00% 2028	55,913,800	25,993
		119,983
Hungarian forints 0.96%

Hungarian Government, Series 19/A, 6.50% 2019	HUF 9,117,250	45,585
Hungarian Government, Series 20A, 7.50% 2020	12,890,000	67,260
Hungarian Government, Series 22A, 7.00% 2022	1,300,000	6,585
		119,430
Russian rubles 0.81%

Russian Federation 6.20% 2018	RUB 841,350	25,043
Russian Federation 7.50% 2018	2,237,850	69,834
Russian Federation 7.60% 2022	180,000	5,500
		100,377
Brazilian reais 0.72%

Brazil (Federal Republic of) 6.00% 2017[5]	BRL 30,993	13,072
Brazil (Federal Republic of) 6.00% 2018[5]	102,393	42,805
Brazil (Federal Republic of) Global 12.50% 2022	21,175	10,052
Brazil (Federal Republic of) 6.00% 2022[5]	57,307	23,455
		89,384
Turkish lira 0.65%

Turkey (Republic of) 9.00% 2016	TRY 6,900	3,161
Turkey (Republic of) 10.50% 2020	64,675	30,833
Turkey (Republic of) 3.00% 2021[5]	52,899	23,918
Turkey (Republic of) 3.00% 2022[5]	44,053	19,866
Turkey (Republic of) 9.50% 2022	6,500	2,919
		80,697
Malaysian ringgits 0.64%

Malaysian Government, Series 0113, 3.172% 2016	MYR 23,500	7,148
Malaysian Government, Series 0210, 4.012% 2017	14,000	4,328
Malaysian Government, Series 0213, 3.26% 2018	82,700	24,852
Malaysian Government, Series 0203, 4.24% 2018	17,500	5,439
Malaysian Government, Series 0313, 3.48% 2023	131,500	38,230
		79,997
Canadian dollars 0.63%

Canadian Government 2.00% 2014	C$ 5,700	5,415
Canadian Government 2.00% 2016	3,500	3,361
Canadian Government 1.25% 2018	23,711	21,822
Canadian Government 3.25% 2021	26,610	26,515
Canadian Government 8.00% 2023	1,000	1,355
Bonds, notes & other debt instruments
	Principal amount	Value
Canadian dollars (continued)	(000)	(000)

Canadian Government 5.75% 2029	C$ 2,000	US$ 2,511
Canadian Government 5.00% 2037	2,650	3,223
Canada Housing Trust 3.35% 2020	10,000	9,847
Hydro One Inc. 5.49% 2040	2,000	2,149
Rogers Communications Inc. 5.80% 2016	1,750	1,790
		77,988
South African rand 0.50%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR313,925	29,686
South Africa (Republic of), Series R-213, 7.00% 2031	155,950	12,418
South Africa (Republic of), Series R-214, 6.50% 2041	287,090	20,209
		62,313
Israeli shekels 0.50%

Israeli Government 5.50% 2017	ILS 80,830	26,029
Israeli Government 4.25% 2023	118,760	35,796
		61,825
Peru nuevos soles 0.39%

Peru (Republic of) 7.84% 2020	PEN75,575	30,833
Peru (Republic of) 5.20% 2023	47,825	16,682
Peru (Republic of) 8.20% 2026	2,900	1,220
		48,735
Philippine pesos 0.30%

Philippines (Republic of), Series 5-67, 6.25% 2014	PHP512,330	11,589
Philippines (Republic of) 4.95% 2021	114,000	2,729
Philippines (Republic of) 6.375% 2022	170,000	4,591
Philippines (Republic of) 6.25% 2036	758,000	18,189
		37,098
Australian dollars 0.28%

Queensland Treasury Corp., Series 15, 6.00% 2015	A$ 2,500	2,357
Queensland Treasury Corp., Series 17, 6.00% 2017	3,500	3,417
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	24,458
Australian Government, Series 133, 5.50% 2023	3,500	3,455
Australian Government, Series 136, 4.75% 2027	1,800	1,652
		35,339
Chilean pesos 0.16%

Chilean Government 3.00% 2018[5]	CLP 816,045	1,610
Chilean Government 5.50% 2020	5,808,500	11,315
Chilean Government 3.00% 2020[5]	1,352,303	2,705
Chilean Government 3.00% 2022[5]	1,900,219	3,892
		19,522
Thai baht 0.11%

Thai Government 3.625% 2023	THB436,500	13,027
Nigerian naira 0.07%

Nigeria (Republic of) 10.00% 2030	NGN1,841,000	9,020
Bonds, notes & other debt instruments
	Principal amount	Value
Uruguayan pesos 0.06%	(000)	(000)

Uruguay (Republic of) 4.375% 2028[2,5]	UYU149,334	US$ 7,182
Singapore dollars 0.04%

Singapore (Republic of) 3.25% 2020	S$6,200	5,248
U.S. dollars 42.23%

U.S. Treasury 0.50% 2014	US$ 2,495	2,501
U.S. Treasury 1.25% 2014[7]	11,772	11,789
U.S. Treasury 2.625% 2014	2,500	2,536
U.S. Treasury 0.375% 2015	45,370	45,440
U.S. Treasury 0.25% 2016	27,525	27,358
U.S. Treasury 0.375% 2016	16,500	16,476
U.S. Treasury 0.625% 2016	9,000	9,002
U.S. Treasury 1.00% 2016	33,130	33,417
U.S. Treasury 1.50% 2016	22,000	22,509
U.S. Treasury 1.50% 2016	3,530	3,611
U.S. Treasury 1.75% 2016	2,500	2,573
U.S. Treasury 2.00% 2016[7]	26,500	27,374
U.S. Treasury 4.625% 2016	6,375	7,077
U.S. Treasury 5.125% 2016	6,375	7,066
U.S. Treasury 7.50% 2016	5,875	7,004
U.S. Treasury 1.00% 2017	89,895	90,102
U.S. Treasury 2.75% 2017	54,950	58,181
U.S. Treasury 0.625% 2018	27,700	26,708
U.S. Treasury 1.25% 2018	8,300	8,133
U.S. Treasury 1.25% 2018	4,000	3,912
U.S. Treasury 1.375% 2018	11,580	11,433
U.S. Treasury 2.625% 2018	2,500	2,623
U.S. Treasury 3.50% 2018	35,600	38,638
U.S. Treasury 3.75% 2018	25,260	27,712
U.S. Treasury 1.375% 2020	81,200	76,874
U.S. Treasury 2.00% 2020	4,500	4,394
U.S. Treasury 1.625% 2022	253,860	228,812
U.S. Treasury 1.625% 2022	51,250	46,493
U.S. Treasury 2.00% 2023	48,500	44,915
U.S. Treasury 2.50% 2023	232,935	223,289
U.S. Treasury 2.75% 2023	106,700	104,207
U.S. Treasury 6.00% 2026	13,175	16,791
U.S. Treasury 6.50% 2026	13,200	17,599
U.S. Treasury 4.375% 2040	11,500	12,451
U.S. Treasury 2.75% 2042	4,750	3,741
U.S. Treasury 2.875% 2043	28,385	22,914
U.S. Treasury 3.625% 2043	16,125	15,169
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	27,618	29,128
U.S. Treasury Inflation-Protected Security 0.125% 2017[5]	3,085	3,172
U.S. Treasury Inflation-Protected Security 2.375% 2017[5]	27,160	29,902
U.S. Treasury Inflation-Protected Security 0.125% 2018[5]	6,062	6,185
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	85,731	82,628
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	6,815	7,834
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	6,202	4,984
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	7,000	6,388
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	6,586
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 4.00% 2024[2]	US$ 958	US$1,018
Fannie Mae 4.00% 2024[2]	818	869
Fannie Mae 4.00% 2025[2]	1,039	1,104
Fannie Mae, Series 2001-4, Class GA, 9.533% 2025[2,3]	5	5
Fannie Mae 2.50% 2026[2]	667	664
Fannie Mae 2.50% 2026[2]	381	379
Fannie Mae 6.00% 2026[2]	310	339
Fannie Mae 2.50% 2027[2]	923	917
Fannie Mae 2.50% 2027[2]	606	603
Fannie Mae 2.50% 2027[2]	100	100
Fannie Mae 2.50% 2027[2]	47	46
Fannie Mae 2.50% 2027[2]	44	44
Fannie Mae 2.50% 2027[2]	44	44
Fannie Mae 2.50% 2028[2]	9,927	9,855
Fannie Mae 2.50% 2028[2]	3,379	3,349
Fannie Mae 2.50% 2028[2]	1,799	1,784
Fannie Mae 2.50% 2028[2]	1,424	1,413
Fannie Mae 2.50% 2028[2]	1,099	1,091
Fannie Mae 2.50% 2028[2]	1,072	1,064
Fannie Mae 2.50% 2028[2]	1,063	1,055
Fannie Mae 2.50% 2028[2]	1,054	1,046
Fannie Mae 2.50% 2028[2]	1,048	1,040
Fannie Mae 2.50% 2028[2]	1,033	1,026
Fannie Mae 2.50% 2028[2]	991	984
Fannie Mae 2.50% 2028[2]	991	984
Fannie Mae 2.50% 2028[2]	990	983
Fannie Mae 2.50% 2028[2]	989	982
Fannie Mae 2.50% 2028[2]	990	982
Fannie Mae 2.50% 2028[2]	984	977
Fannie Mae 2.50% 2028[2]	969	962
Fannie Mae 2.50% 2028[2]	968	961
Fannie Mae 2.50% 2028[2]	968	961
Fannie Mae 2.50% 2028[2]	960	953
Fannie Mae 2.50% 2028[2]	943	936
Fannie Mae 2.50% 2028[2]	938	932
Fannie Mae 2.50% 2028[2]	937	928
Fannie Mae 2.50% 2028[2]	930	922
Fannie Mae 2.50% 2028[2]	923	916
Fannie Mae 2.50% 2028[2]	909	901
Fannie Mae 2.50% 2028[2]	901	894
Fannie Mae 2.50% 2028[2]	862	856
Fannie Mae 2.50% 2028[2]	845	839
Fannie Mae 2.50% 2028[2]	840	834
Fannie Mae 2.50% 2028[2]	837	831
Fannie Mae 2.50% 2028[2]	825	819
Fannie Mae 2.50% 2028[2]	807	801
Fannie Mae 2.50% 2028[2]	783	778
Fannie Mae 2.50% 2028[2]	778	773
Fannie Mae 2.50% 2028[2]	758	753
Fannie Mae 2.50% 2028[2]	753	747
Fannie Mae 2.50% 2028[2]	641	637
Fannie Mae 2.50% 2028[2]	619	614
Fannie Mae 2.50% 2028[2]	617	611
Fannie Mae 2.50% 2028[2]	609	605
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[2]	US$557	US$553
Fannie Mae 2.50% 2028[2]	534	530
Fannie Mae 2.50% 2028[2]	522	518
Fannie Mae 2.50% 2028[2]	518	514
Fannie Mae 2.50% 2028[2]	510	506
Fannie Mae 2.50% 2028[2]	510	506
Fannie Mae 2.50% 2028[2]	505	501
Fannie Mae 2.50% 2028[2]	499	496
Fannie Mae 2.50% 2028[2]	495	492
Fannie Mae 2.50% 2028[2]	494	490
Fannie Mae 2.50% 2028[2]	488	485
Fannie Mae 2.50% 2028[2]	486	482
Fannie Mae 2.50% 2028[2]	479	476
Fannie Mae 2.50% 2028[2]	476	472
Fannie Mae 2.50% 2028[2]	468	465
Fannie Mae 2.50% 2028[2]	445	441
Fannie Mae 2.50% 2028[2]	422	419
Fannie Mae 2.50% 2028[2]	405	402
Fannie Mae 2.50% 2028[2]	397	394
Fannie Mae 2.50% 2028[2]	395	391
Fannie Mae 2.50% 2028[2]	390	388
Fannie Mae 2.50% 2028[2]	389	386
Fannie Mae 2.50% 2028[2]	347	345
Fannie Mae 2.50% 2028[2]	342	340
Fannie Mae 2.50% 2028[2]	340	338
Fannie Mae 2.50% 2028[2]	334	331
Fannie Mae 2.50% 2028[2]	333	331
Fannie Mae 2.50% 2028[2]	325	322
Fannie Mae 2.50% 2028[2]	322	320
Fannie Mae 2.50% 2028[2]	319	317
Fannie Mae 2.50% 2028[2]	319	317
Fannie Mae 2.50% 2028[2]	317	315
Fannie Mae 2.50% 2028[2]	308	305
Fannie Mae 2.50% 2028[2]	304	301
Fannie Mae 2.50% 2028[2]	285	283
Fannie Mae 2.50% 2028[2]	286	283
Fannie Mae 2.50% 2028[2]	260	258
Fannie Mae 2.50% 2028[2]	249	247
Fannie Mae 2.50% 2028[2]	244	242
Fannie Mae 2.50% 2028[2]	241	239
Fannie Mae 2.50% 2028[2]	241	239
Fannie Mae 2.50% 2028[2]	238	237
Fannie Mae 2.50% 2028[2]	236	235
Fannie Mae 2.50% 2028[2]	205	203
Fannie Mae 2.50% 2028[2]	196	194
Fannie Mae 2.50% 2028[2]	194	192
Fannie Mae 2.50% 2028[2]	193	192
Fannie Mae 2.50% 2028[2]	193	192
Fannie Mae 2.50% 2028[2]	187	185
Fannie Mae 2.50% 2028[2]	173	172
Fannie Mae 2.50% 2028[2]	169	168
Fannie Mae 2.50% 2028[2]	155	154
Fannie Mae 2.50% 2028[2]	155	153
Fannie Mae 2.50% 2028[2]	153	152
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[2]	US$ 151	US$ 150
Fannie Mae 2.50% 2028[2]	149	148
Fannie Mae 2.50% 2028[2]	146	145
Fannie Mae 2.50% 2028[2]	138	136
Fannie Mae 2.50% 2028[2]	124	124
Fannie Mae 2.50% 2028[2]	120	119
Fannie Mae 2.50% 2028[2]	118	117
Fannie Mae 2.50% 2028[2]	111	111
Fannie Mae 2.50% 2028[2]	106	105
Fannie Mae 2.50% 2028[2]	98	97
Fannie Mae 2.50% 2028[2]	98	97
Fannie Mae 2.50% 2028[2]	97	96
Fannie Mae 2.50% 2028[2]	97	96
Fannie Mae 2.50% 2028[2]	96	95
Fannie Mae 2.50% 2028[2]	90	89
Fannie Mae 2.50% 2028[2]	68	67
Fannie Mae 2.50% 2028[2]	65	65
Fannie Mae 2.50% 2028[2]	60	59
Fannie Mae 2.50% 2028[2]	58	57
Fannie Mae 2.50% 2028[2]	46	46
Fannie Mae 2.50% 2028[2]	40	39
Fannie Mae 2.50% 2028[2]	36	36
Fannie Mae 2.50% 2028[2]	36	36
Fannie Mae 2.00% 2029[2]	10,225	9,850
Fannie Mae 3.00% 2029[2]	12,825	13,092
Fannie Mae 5.50% 2033[2]	6,825	7,529
Fannie Mae 6.00% 2035[2]	186	207
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	1,583	1,412
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	411	454
Fannie Mae 6.00% 2037[2]	250	277
Fannie Mae 6.00% 2037[2]	116	129
Fannie Mae 2.63% 2038[2,3]	1,811	1,926
Fannie Mae 5.50% 2038[2]	2,723	3,000
Fannie Mae 5.50% 2038[2]	2,029	2,235
Fannie Mae 6.00% 2038[2]	1,364	1,514
Fannie Mae 6.00% 2038[2]	57	63
Fannie Mae 3.517% 2039[2,3]	800	851
Fannie Mae 3.587% 2039[2,3]	602	632
Fannie Mae 3.779% 2039[2,3]	250	264
Fannie Mae 3.935% 2039[2,3]	217	228
Fannie Mae 3.94% 2039[2,3]	241	256
Fannie Mae 3.962% 2039[2,3]	245	261
Fannie Mae 3.987% 2039[2,3]	348	370
Fannie Mae 4.00% 2040[2]	792	816
Fannie Mae 4.395% 2040[2,3]	1,591	1,690
Fannie Mae 6.00% 2040[2]	2,544	2,819
Fannie Mae 3.556% 2041[2,3]	5,954	6,189
Fannie Mae 4.00% 2041[2]	1,676	1,729
Fannie Mae 4.00% 2041[2]	645	666
Fannie Mae 5.00% 2041[2]	11,444	12,543
Fannie Mae 5.00% 2041[2]	3,915	4,272
Fannie Mae 4.00% 2042[2]	15,600	16,095
Fannie Mae 3.00% 2043[2]	24,441	23,276
Fannie Mae 3.00% 2043[2]	12,288	11,702
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 3.00% 2043[2]	US$ 6,532	US$ 6,220
Fannie Mae 3.00% 2043[2]	5,074	4,832
Fannie Mae 3.00% 2043[2]	731	695
Fannie Mae 3.00% 2043[2]	496	471
Fannie Mae 3.00% 2043[2]	463	441
Fannie Mae 4.00% 2043[2]	27,072	27,938
Fannie Mae 4.00% 2043[2]	26,452	27,322
Fannie Mae 4.00% 2043[2]	4,732	4,888
Fannie Mae 4.00% 2043[2]	2,296	2,369
Fannie Mae 4.00% 2043[2]	2,290	2,369
Fannie Mae 4.00% 2043[2]	1,856	1,917
Fannie Mae 4.00% 2043[2]	1,810	1,869
Fannie Mae 4.00% 2043[2]	1,494	1,543
Fannie Mae 4.00% 2043[2]	1,483	1,534
Fannie Mae 4.00% 2043[2]	1,349	1,392
Fannie Mae 3.50% 2044[2]	18,180	18,065
Fannie Mae 6.50% 2047[2]	345	378
Fannie Mae 6.50% 2047[2]	337	369
Fannie Mae 6.50% 2047[2]	157	172
Fannie Mae 7.00% 2047[2]	176	195
Fannie Mae 6.50% 2048[2]	158	173
Hungarian Government 4.125% 2018	13,780	13,836
Hungarian Government 6.25% 2020	35,195	38,143
Hungarian Government 5.375% 2023	72,300	71,752
Hungarian Government 5.75% 2023	2,300	2,323
Hungarian Government 7.625% 2041	2,760	3,033
JPMorgan Chase & Co. 1.125% 2016	12,600	12,627
JPMorgan Chase & Co. 3.45% 2016	4,000	4,197
JPMorgan Chase & Co. 1.625% 2018	18,815	18,434
JPMorgan Chase & Co. 3.25% 2022	19,791	18,972
JPMorgan Chase & Co. 3.20% 2023	15,750	14,937
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[3]	4,415	3,985
Freddie Mac 1.00% 2017	19,000	18,898
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	7,000	6,784
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	4,590	4,432
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	5,372	5,273
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	5,500	5,114
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	6,440	6,017
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	6,000	5,692
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	2,623	2,387
Freddie Mac 6.00% 2036[2]	594	661
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	437	401
Freddie Mac 6.00% 2038[2]	694	766
Freddie Mac 6.00% 2038[2]	195	215
Freddie Mac 3.724% 2039[2,3]	363	386
Freddie Mac 4.00% 2043[2]	4,496	4,635
Freddie Mac 4.00% 2043[2]	2,606	2,687
Freddie Mac 4.00% 2043[2]	2,541	2,625
Freddie Mac 4.00% 2043[2]	1,602	1,656
Freddie Mac 4.00% 2043[2]	1,556	1,605
Verizon Communications Inc. 1.773% 2016[3]	3,000	3,093
Verizon Communications Inc. 5.15% 2023	36,035	38,704
Verizon Communications Inc. 6.55% 2043	23,465	27,459
Polish Government 6.375% 2019	24,960	29,234
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Polish Government 5.125% 2021	US$15,300	US$16,658
Polish Government 5.00% 2022	13,400	14,355
State of California, Various Purpose General Obligation Bonds, 6.20% 2019	18,700	21,848
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	1,310	1,653
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	2,720	3,536
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	12,910	17,100
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	11,850	15,653
Government National Mortgage Assn. 2.50% 2028[2]	3,862	3,869
Government National Mortgage Assn. 3.50% 2043[2]	36,446	36,835
Government National Mortgage Assn. 4.50% 2043[2]	15,829	16,952
Slovenia (Republic of) 4.75% 2018[6]	6,960	7,169
Slovenia (Republic of) 5.50% 2022[6]	7,600	7,609
Slovenia (Republic of) 5.85% 2023[6]	33,715	34,389
Bermudan Government 5.603% 2020[6]	17,985	19,424
Bermudan Government 5.603% 2020	1,800	1,944
Bermudan Government 4.138% 2023[6]	4,900	4,708
Bermudan Government 4.854% 2024[6]	22,475	22,516
Ford Motor Credit Co. 2.375% 2018	47,050	47,543
Latvia (Republic of) 2.75% 2020	39,140	37,525
Latvia (Republic of) 5.25% 2021	5,750	6,191
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.81% 2043[2,3]	1,348	1,456
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	2,100	2,304
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[2,3]	3,830	4,187
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,6]	6,750	7,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,6]	8,500	8,921
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[2,3]	11,145	12,394
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	3,000	3,299
Goldman Sachs Group, Inc. 2.90% 2018	20,145	20,513
Goldman Sachs Group, Inc. 7.50% 2019	2,825	3,443
Goldman Sachs Group, Inc. 3.625% 2023	12,360	11,973
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,337
Turkey (Republic of) 4.557% 2018[6]	6,225	6,147
Turkey (Republic of) 5.625% 2021	5,700	5,751
Turkey (Republic of) 6.25% 2022	11,370	11,836
Turkey (Republic of) 8.00% 2034	2,200	2,453
Turkey (Republic of) 6.75% 2040	8,080	7,844
Lithuania (Republic of) 7.375% 2020	5,250	6,334
Lithuania (Republic of) 6.125% 2021[6]	7,155	8,141
Lithuania (Republic of) 6.625% 2022	11,600	13,586
Lithuania (Republic of) 6.625% 2022[6]	4,750	5,563
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[2,3]	3,716	4,063
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	13,474
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	8,146	9,191
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	4,945	5,430
AbbVie Inc. 1.75% 2017	8,280	8,270
AbbVie Inc. 2.90% 2022	13,520	12,641
AbbVie Inc. 4.40% 2042	11,660	10,878
StatoilHydro ASA 1.80% 2016	4,000	4,092
Statoil ASA 0.531% 2018[3]	5,460	5,466
Statoil ASA 1.95% 2018	4,515	4,479
Statoil ASA 3.15% 2022	6,000	5,861
Statoil ASA 3.70% 2024	8,750	8,690
Statoil ASA 4.25% 2041	3,000	2,751
Citigroup Inc. 4.75% 2015	4,247	4,470
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Citigroup Inc. 3.875% 2023	US$22,835	US$22,456
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[3]	4,980	4,391
Croatian Government 6.75% 2019[6]	2,300	2,501
Croatian Government 6.625% 2020	8,000	8,610
Croatian Government 6.625% 2020[6]	7,095	7,636
Croatian Government 6.375% 2021[6]	6,880	7,234
Croatian Government 5.50% 2023[6]	5,195	5,078
Prologis, Inc. 6.125% 2016	1,550	1,747
Prologis, Inc. 2.75% 2019	1,000	994
Prologis, Inc. 3.35% 2021	14,080	13,677
Prologis, Inc. 4.25% 2023	13,925	13,761
Morgan Stanley 3.80% 2016	7,500	7,938
Morgan Stanley 2.125% 2018	5,125	5,084
Morgan Stanley, Series F, 5.625% 2019	14,625	16,635
Gaz Capital SA, Series 7, 6.212% 2016	1,850	2,044
Gazprom OJSC 3.85% 2020[6]	1,000	970
Gazprom OJSC 5.999% 2021[6]	3,900	4,134
Gazprom OJSC, Series 9, 6.51% 2022	18,225	19,660
Gazprom OJSC 7.288% 2037[6]	1,600	1,694
Sprint Capital Corp. 6.90% 2019	11,750	12,896
Sprint Nextel Corp. 7.00% 2020	3,950	4,296
Sprint Corp. 7.875% 2023[6]	9,800	10,559
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,486
Developers Diversified Realty Corp. 9.625% 2016	2,760	3,237
Developers Diversified Realty Corp. 7.50% 2017	10,885	12,692
Developers Diversified Realty Corp. 4.75% 2018	475	513
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,153
NBC Universal Enterprise, Inc. 0.929% 2018[3,6]	5,785	5,812
NBC Universal Enterprise, Inc. 1.974% 2019[6]	18,100	17,717
NBC Universal Enterprise, Inc. 5.25% (undated)[6]	2,335	2,323
First Data Corp. 6.75% 2020[6]	5,925	6,192
First Data Corp. 11.75% 2021[6]	6,000	6,360
First Data Corp. 12.625% 2021	10,511	12,390
Israeli Government 4.00% 2022	8,050	8,375
Israeli Government 3.15% 2023	10,700	10,249
Israeli Government 4.50% 2043	6,820	6,046
Kinder Morgan Energy Partners, LP 2.65% 2019	670	663
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	6,969
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,124
Kinder Morgan Energy Partners, LP 4.15% 2024	13,270	12,843
Deutsche Telekom International Finance BV 3.125% 2016[6]	7,465	7,779
Deutsche Telekom International Finance BV 9.25% 2032	11,340	16,803
Telefónica Emisiones, SAU 3.192% 2018	18,775	19,131
Telefónica Emisiones, SAU 4.57% 2023	5,000	4,932
CEMEX España, SA 9.25% 2020[6]	12,799	14,111
CEMEX Finance LLC 7.25% 2021[6]	5,000	5,187
CEMEX Finance LLC 9.375% 2022[6]	4,060	4,598
Williams Partners L.P. 4.125% 2020	1,625	1,666
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	12,770	13,967
Williams Partners L.P. 3.35% 2022	1,750	1,625
Williams Partners L.P. 4.50% 2023	6,440	6,398
DaimlerChrysler North America Holding Corp. 2.625% 2016[6]	3,000	3,104
DaimlerChrysler North America Holding Corp. 2.40% 2017[6]	5,000	5,080
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 2.375% 2018[6]	US$ 4,000	US$ 3,993
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,400
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,6]	6,300	6,489
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,6]	16,472	16,901
AXA SA 8.60% 2030	18,550	22,886
General Electric Capital Corp. 1.625% 2018	13,150	13,017
General Electric Co. 2.70% 2022	3,000	2,809
General Electric Capital Corp. 3.10% 2023	7,080	6,720
HSBC Bank PLC 1.50% 2018[6]	2,925	2,858
HSBC USA Inc. 2.625% 2018	6,975	7,097
HSBC Holdings PLC 4.125% 2020[6]	3,577	3,786
HSBC Bank PLC 4.75% 2021[6]	2,150	2,334
HSBC Holdings PLC 4.00% 2022	6,105	6,277
Petróleos Mexicanos 3.50% 2018	1,500	1,543
Petróleos Mexicanos 8.00% 2019	6,400	7,776
Petróleos Mexicanos 5.50% 2021	1,070	1,156
Petróleos Mexicanos 4.875% 2022	1,460	1,504
Petróleos Mexicanos 4.875% 2024	420	421
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,138
Petróleos Mexicanos 6.50% 2041	2,470	2,593
Wells Fargo & Co. 2.15% 2019	3,700	3,691
Wells Fargo & Co., Series I, 3.50% 2022	18,350	18,361
Dollar General Corp. 1.875% 2018	4,388	4,247
Dollar General Corp. 3.25% 2023	19,022	17,504
Telecom Italia Capital SA 7.175% 2019	5,120	5,773
Telecom Italia Capital SA 7.20% 2036	9,168	8,870
Telecom Italia Capital SA 7.721% 2038	5,897	5,926
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	5,500	6,139
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[6]	8,000	9,462
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[6]	3,275	3,648
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	1,135	1,061
Iberdrola Finance Ireland 3.80% 2014[6]	1,185	1,209
Scottish Power PLC 5.375% 2015	8,200	8,596
Iberdrola Finance Ireland 5.00% 2019[6]	6,970	7,504
Scottish Power PLC 5.81% 2025	2,500	2,638
Korea Development Bank 8.00% 2014	6,250	6,272
Korea Development Bank 3.875% 2017	12,800	13,519
Enel Finance International SA 3.875% 2014[6]	3,000	3,066
Enel Società per Azioni 8.75% 2073[3,6]	15,000	16,350
Bank of America Corp. 5.75% 2017	1,020	1,161
Bank of America Corp. 5.65% 2018	990	1,127
Bank of America Corp. 2.60% 2019	10,200	10,251
Bank of America Corp. 7.625% 2019	990	1,229
Bank of America Corp. 5.00% 2021	2,500	2,733
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[3]	2,805	2,482
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,195
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,207
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,876
Enbridge Energy Partners, LP 5.50% 2040	300	290
MetroPCS Wireless, Inc. 6.25% 2021[6]	6,925	7,211
T-Mobile US, Inc. 6.731% 2022	2,500	2,616
MetroPCS Wireless, Inc. 6.625% 2023[6]	8,425	8,730
Westfield Group 5.70% 2016[6]	2,200	2,457
Westfield Group 7.125% 2018[6]	8,630	10,252
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Westfield Group 6.75% 2019[6]	US$ 2,250	US$ 2,677
Westfield Group 4.625% 2021[6]	1,220	1,288
Westfield Group 3.375% 2022[6]	1,850	1,752
Anheuser-Busch InBev NV 6.875% 2019	14,400	17,665
Standard Chartered PLC 3.85% 2015[6]	5,830	6,065
Standard Chartered PLC 3.20% 2016[6]	10,865	11,355
Morocco Government 4.25% 2022	5,700	5,283
Morocco Government 4.25% 2022[6]	2,500	2,317
Morocco Government 5.50% 2042	10,000	8,424
Morocco Government 5.50% 2042[6]	1,500	1,264
International Business Machines Corp. 1.95% 2016	9,965	10,243
International Business Machines Corp. 1.625% 2020	7,500	7,035
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,095
Rio Tinto Finance (USA) Ltd. 2.25% 2018	6,425	6,397
Rio Tinto Finance (USA) Ltd. 2.875% 2022	7,530	7,021
Russian Federation 3.25% 2017[6]	4,200	4,393
Russian Federation 7.50% 2030[2]	8,065	9,414
Russian Federation 5.625% 2042[6]	2,500	2,494
American International Group, Inc. 3.80% 2017	5,500	5,876
American International Group, Inc. 3.375% 2020	6,000	6,037
American International Group, Inc. 4.125% 2024	3,120	3,103
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[2,6]	15,106	14,983
Union Pacific Corp. 2.75% 2023	12,000	10,985
Union Pacific Corp. 3.646% 2024[6]	1,850	1,788
Union Pacific Corp. 4.821% 2044[6]	1,990	1,928
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,209
Intelsat Jackson Holding Co. 6.625% 2022[6]	11,375	11,773
Intelsat Jackson Holding Co. 6.625% 2022	1,575	1,630
CEZ, a s 4.25% 2022[6]	14,475	14,532
ERP Operating LP 5.125% 2016	1,110	1,207
ERP Operating LP 4.75% 2020	9,200	9,921
ERP Operating LP 4.625% 2021	2,020	2,130
ERP Operating LP 3.00% 2023	1,390	1,270
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,421
Kimco Realty Corp. 5.584% 2015	2,003	2,170
Kimco Realty Corp. 5.70% 2017	500	559
Kimco Realty Corp. 4.30% 2018	500	538
Kimco Realty Corp. 6.875% 2019	8,010	9,556
Volvo Treasury AB 5.95% 2015[6]	13,390	14,174
Bahrain Government 5.50% 2020	12,870	13,304
Bahrain Government 5.50% 2020[6]	630	651
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	1,492	1,625
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2,3]	4,706	5,072
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.649% 2049[2,3]	1,120	1,239
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.813% 2051[2,3]	3,020	3,337
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.207% 2051[2,3]	2,315	2,644
MidAmerican Energy Holdings Co. 3.75% 2023[6]	14,135	13,791
Altria Group, Inc. 9.95% 2038	2,500	3,814
Altria Group, Inc. 4.50% 2043	8,500	7,512
Altria Group, Inc. 5.375% 2044	2,250	2,260
Xstrata Canada Financial Corp. 2.70% 2017[3,6]	2,125	2,150
Glencore Xstrata LLC 1.604% 2019[3,6]	8,725	8,508
Glencore Xstrata LLC 4.125% 2023[6]	3,020	2,823
Progress Energy, Inc. 6.05% 2014	5,000	5,056
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Progress Energy, Inc. 7.05% 2019	US$ 4,380	US$ 5,253
Progress Energy, Inc. 7.75% 2031	1,990	2,563
HSBK (Europe) BV 7.25% 2017[6]	1,865	2,030
HSBK (Europe) BV 7.25% 2021[6]	10,175	10,795
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	745	748
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,165	7,771
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	3,000	3,319
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.614% 2049[2,3]	840	894
Reynolds Group Inc. 9.00% 2019	3,500	3,771
Reynolds Group Inc. 9.875% 2019	1,635	1,827
Reynolds Group Inc. 5.75% 2020	6,900	7,072
PNC Financial Services Group, Inc. 2.854% 2022	13,626	12,659
Spectra Energy Partners, LP 2.95% 2018	2,235	2,267
Spectra Energy Partners, LP 4.75% 2024	10,110	10,310
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,160
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,398
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[6]	6,365	6,481
Commonwealth Bank of Australia 0.75% 2017[2,6]	6,000	6,006
Volkswagen International Finance NV 2.875% 2016[6]	1,900	1,977
Volkswagen International Finance NV 2.375% 2017[6]	5,000	5,139
Volkswagen International Finance NV 4.00% 2020[6]	5,000	5,251
Gabonese Republic 6.375% 2024[2,6]	12,190	12,281
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,888
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,671
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,670
Time Warner Inc. 4.05% 2023	9,575	9,551
Time Warner Inc. 6.25% 2041	2,330	2,588
National Grid PLC 6.30% 2016	10,575	11,899
Hospitality Properties Trust 6.30% 2016	1,000	1,080
Hospitality Properties Trust 6.70% 2018	8,805	9,882
Hospitality Properties Trust 5.00% 2022	250	254
Hospitality Properties Trust 4.50% 2023	690	667
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[2,3,8]	4,400	4,462
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	2,175	2,284
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,6]	4,825	5,078
Dell, Inc. Term Loan B, 4.50% 2020[2,3,8]	11,750	11,794
Rabobank Nederland/FI 4.625% 2023	11,655	11,741
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	2,827	3,046
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	8,000	8,540
Comcast Corp. 5.30% 2014	3,000	3,004
Comcast Corp. 6.95% 2037	4,959	6,097
Comcast Corp. 6.40% 2038	1,750	2,021
Comcast Corp. 4.65% 2042	325	303
CVS Caremark Corp. 4.00% 2023	11,375	11,355
British American Tobacco International Finance PLC 2.125% 2017[6]	1,325	1,340
British American Tobacco International Finance PLC 9.50% 2018[6]	7,485	9,862
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[2,3]	5,055	5,363
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	5,260	5,745
Transocean Inc. 5.05% 2016	6,000	6,632
Transocean Inc. 2.50% 2017	1,545	1,562
Transocean Inc. 6.375% 2021	2,060	2,316
Transocean Inc. 3.80% 2022	495	469
Express Scripts Inc. 3.125% 2016	10,250	10,704
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

BHP Billiton Finance (USA) Ltd. 3.85% 2023	US$ 9,325	US$ 9,369
BHP Billiton Finance (USA) Ltd. 5.00% 2043	1,150	1,170
Citycenter, Term Loan B, 5.00% 2020[2,3,8]	10,325	10,496
Reliance Holdings Ltd. 4.50% 2020[6]	1,750	1,730
Reliance Holdings Ltd. 5.40% 2022[6]	2,200	2,226
Reliance Holdings Ltd. 6.25% 2040[6]	7,000	6,533
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,128
CMS Energy Corp. 8.75% 2019	45	57
CMS Energy Corp. 6.25% 2020	125	145
CMS Energy Corp. 5.05% 2022	6,590	7,117
Holcim Ltd. 6.00% 2019[6]	3,222	3,644
Holcim Ltd. 5.15% 2023[6]	6,460	6,635
Inmet Mining Corp. 8.75% 2020[6]	7,615	8,300
Inmet Mining Corp. 7.50% 2021[6]	1,760	1,848
Cox Communications, Inc. 2.95% 2023[6]	11,575	10,118
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,3,8]	1,072	1,082
Kinetic Concepts, Inc. 10.50% 2018	3,845	4,441
Kinetic Concepts, Inc. 12.50% 2019	4,000	4,540
BP Capital Markets PLC 0.658% 2016[3]	10,000	10,049
Thomson Reuters Corp. 1.30% 2017	2,525	2,516
Thomson Reuters Corp. 4.30% 2023	7,437	7,472
Intercontinentalexchange, Inc. 4.00% 2023	9,900	9,962
Transportadora de Gas Peru SA 4.25% 2028[2,6]	11,210	9,865
Barclays Bank PLC 5.125% 2020	8,875	9,843
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,8]	5,821	5,842
Cricket Communications, Inc. 7.75% 2020	3,475	3,975
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	9,045	8,603
Teve Pharmaceutical Finance Company BV, 2.95% 2022	1,145	1,037
Frontier Communications Corp. 8.50% 2020	1,775	1,997
Frontier Communications Corp. 9.25% 2021	6,525	7,553
NII Capital Corp. 10.00% 2016	125	67
NII Capital Corp. 7.875% 2019[6]	4,150	3,154
NII Capital Corp. 8.875% 2019	2,625	1,142
NII Capital Corp. 11.375% 2019[6]	1,600	1,344
NII Capital Corp. 7.625% 2021	9,000	3,757
Shell International Finance BV 4.00% 2014	9,340	9,415
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,8]	8,229	8,255
Gardner Denver, Inc. 6.875% 2021[6]	1,125	1,128
Burlington Northern Santa Fe LLC 3.05% 2022	4,200	3,939
Burlington Northern Santa Fe LLC 3.00% 2023	4,750	4,425
Burlington Northern Santa Fe LLC 5.15% 2043	950	965
Boyd Gaming Corp. 9.125% 2018	2,000	2,185
Boyd Gaming Corp. 9.00% 2020	6,475	7,122
Bank of New York Mellon Corp. 3.95% 2025	9,300	9,212
RCI Banque 3.50% 2018[6]	9,000	9,207
UniCredito Italiano SpA 6.00% 2017[6]	8,605	9,195
Republic of Belarus 8.95% 2018	9,100	9,168
Tennessee Valley Authority 5.88% 2036	2,250	2,599
Tennessee Valley Authority 5.25% 2039	6,000	6,438
Digicel Group Ltd. 10.50% 2018[6]	850	914
Digicel Group Ltd. 8.25% 2020[6]	7,750	8,070
Schering-Plough Corp. 6.00% 2017	3,275	3,788
Merck & Co., Inc. 2.80% 2023	5,600	5,186
Enersis SA 7.375% 2014	8,935	8,955
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Chevron Corp. 1.718% 2018	US$1,010	US$1,007
Chevron Corp. 2.355% 2022	900	819
Chevron Corp. 3.191% 2023	7,250	6,962
Colbun SA 6.00% 2020[6]	8,150	8,775
E.ON International Finance BV 5.80% 2018[6]	7,500	8,590
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,506
GlaxoSmithKline Capital Inc. 2.80% 2023	1,500	1,390
GlaxoSmithKline Capital Inc. 4.20% 2043	750	686
American Express Co. 1.55% 2018	8,750	8,548
Imperial Tobacco Finance PLC 3.50% 2023[6]	9,050	8,443
Norfolk Southern Corp. 5.75% 2016	4,265	4,662
Norfolk Southern Corp. 3.00% 2022	4,000	3,780
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,325
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,000	3,082
McDonald’s Corp. 3.50% 2020	8,005	8,342
Roche Holdings, Inc. 7.00% 2039[6]	6,290	8,294
Veolia Environnement 6.00% 2018	7,277	8,262
Baxter International Inc. 1.85% 2018	2,995	2,959
Baxter International Inc. 3.20% 2023	5,300	5,065
Reynolds American Inc. 4.85% 2023	2,480	2,561
Reynolds American Inc. 6.15% 2043	4,990	5,390
Allstate Corp. 3.15% 2023	8,360	7,931
Jaguar Land Rover PLC 7.75% 2018[6]	1,370	1,481
Jaguar Land Rover PLC 8.125% 2021[6]	5,500	6,284
Nordea Bank, Series 2, 3.70% 2014[6]	5,000	5,140
Nordea Bank AB 1.625% 2018[6]	2,645	2,586
Venezuela (Republic of) 8.50% 2014	1,150	1,126
Venezuela (Republic of) 5.75% 2016	250	213
Venezuela (Republic of) 7.75% 2019	2,550	1,912
Venezuela (Republic of) 9.25% 2027	5,740	4,469
Simon Property Group, LP 6.75% 2014	3,645	3,671
Simon Property Group, LP 10.35% 2019	2,975	4,028
Devon Energy Corp. 2.25% 2018	520	515
Devon Energy Corp. 3.25% 2022	7,035	6,710
Devon Energy Corp. 4.75% 2042	500	464
CenterPoint Energy Resources Corp. 4.50% 2021	7,205	7,687
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,6]	4,121	4,325
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,6]	3,000	3,314
Enbridge Inc. 4.00% 2023	7,750	7,614
ABB Finance (USA) Inc. 1.625% 2017	3,000	2,995
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,566
inVentiv Health Inc. 9.00% 2018[6]	7,000	7,350
Banco de Crédito del Perú 5.375% 2020[6]	7,000	7,350
VEB Finance Ltd. 6.902% 2020[6]	6,600	7,301
FMG Resources 6.375% 2016[6]	2,000	2,075
FMG Resources 8.25% 2019[6]	4,500	5,068
Realogy Corp. 3.375% 2016[6]	2,750	2,784
Realogy Corp., Letter of Credit, 4.25% 2016[2,3,8]	113	113
Realogy Corp. 7.875% 2019[6]	3,725	4,107
LightSquared, Term Loan B, 12.00% 2014[2,4,8,9]	5,845	6,985
ENA Norte Trust 4.95% 2028[2,6]	7,133	6,919
BBVA Bancomer SA 4.50% 2016[6]	2,975	3,168
BBVA Bancomer SA, junior subordinated 7.25% 2020[6]	2,010	2,181
BBVA Bancomer SA 6.50% 2021[6]	1,455	1,542
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Anadarko Petroleum Corp. 5.95% 2016	US$2,250	US$2,508
Anadarko Petroleum Corp. 8.70% 2019	3,000	3,800
Anadarko Petroleum Corp. 6.20% 2040	500	553
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	4,640	4,697
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.858% 2050[2,3]	1,950	2,164
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,791
R.R. Donnelley & Sons Co. 6.50% 2023	3,000	3,045
Select Medical Holdings Corp. 6.375% 2021	6,910	6,789
NGPL PipeCo LLC 9.625% 2019[6]	6,900	6,779
ConAgra Foods, Inc. 1.30% 2016	2,800	2,806
ConAgra Foods, Inc. 3.20% 2023	4,210	3,910
Pernod Ricard SA 2.95% 2017[6]	4,000	4,132
Pernod Ricard SA 4.45% 2022[6]	2,500	2,530
BNP Paribas 5.00% 2021	3,000	3,292
BNP Paribas, junior subordinated 7.195% (undated)[3,6]	3,200	3,320
Toys “R” Us-Delaware, Inc. 7.375% 2016[6]	2,000	1,850
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	3,933
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,8]	961	814
Indonesia (Republic of) 4.875% 2021[6]	3,835	3,816
Indonesia (Republic of) 3.375% 2023[6]	2,000	1,715
Indonesia (Republic of) 7.75% 2038[6]	935	1,060
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,8]	4,489	4,436
Arch Coal, Inc. 7.00% 2019	2,675	2,140
DAE Aviation Holdings, Inc. 11.25% 2015[6]	6,492	6,520
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,6]	6,131	6,376
Gilead Sciences, Inc. 2.40% 2014	735	747
Gilead Sciences, Inc. 3.05% 2016	5,250	5,547
France Government Agency-Guaranteed, Société Finance 2.875% 2014[6]	6,070	6,180
ConvaTec Finance International SA 8.25% 2019[4,6]	6,020	6,178
Carnival Corp. 3.95% 2020	6,150	6,160
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	2,901	3,200
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2,3]	460	506
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[2,3]	2,110	2,416
Pacific Rubiales Energy Corp. 5.375% 2019[6]	6,000	6,060
Forest Laboratories, Inc. 5.00% 2021[6]	5,990	6,027
Corporate Office Properties Trust 3.60% 2023	5,065	4,592
Corporate Office Properties LP 5.25% 2024	1,250	1,270
US Investigations Services, Inc., Term Loan B, 4.75% 2015[2,3,8]	1,205	1,205
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,8]	2,086	2,081
US Investigations Services, Inc. 10.50% 2015[6]	1,900	1,705
US Investigations Services, Inc. 11.75% 2016[6]	1,035	735
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	2,857	3,149
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,560
Electricité de France SA 4.60% 2020[6]	2,200	2,381
Electricité de France SA 6.95% 2039[6]	2,625	3,208
United Rentals, Inc. 7.375% 2020	5,000	5,569
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,8]	555	559
iStar Financial Inc., 4.875% 2018	5,000	5,006
Freescale Semiconductor, Inc. 6.00% 2022[6]	5,450	5,532
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,331
United Mexican States Government Global, Series A, 6.05% 2040	2,000	2,185
Altice Finco SA 6.50% 2022[6]	3,900	3,949
Altice Finco SA 8.125% 2024[6]	1,475	1,534
JBS SA 7.75% 2020[6]	5,300	5,366
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	US$5,200	US$5,356
VPI Escrow Corp. 6.375% 2020[6]	1,475	1,562
VPI Escrow Corp. 7.50% 2021[6]	3,410	3,760
Post Holdings, Inc. 6.75% 2021[6]	2,500	2,594
Post Holdings, Inc. 7.375% 2022	2,500	2,687
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	4,805	5,274
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	4,915	5,234
United Technologies Corp. 1.80% 2017	5,120	5,201
Toronto-Dominion Bank 2.375% 2016	5,000	5,194
Slovakia Government 4.375% 2022[6]	5,000	5,180
Goodman Funding Pty Ltd. 6.375% 2020[6]	1,760	1,950
Goodman Funding Pty Ltd. 6.00% 2022[6]	2,975	3,219
Coca-Cola Co. 3.20% 2023	5,370	5,167
PDC Energy Inc. 7.75% 2022	4,750	5,154
QGOG Constellation SA 6.25% 2019[6]	5,350	5,123
Wind Acquisition SA 11.75% 2017[6]	2,750	2,929
Wind Acquisition SA 7.25% 2018[6]	2,050	2,168
Target Corp. 6.00% 2018	4,375	5,055
Marks and Spencer Group PLC 6.25% 2017[6]	4,500	5,050
Nigeria (Republic of) 5.125% 2018[6]	3,400	3,498
Nigeria (Republic of) 6.375% 2023[6]	1,425	1,475
Michaels Stores, Inc. 7.50% 2018[3,4,6]	1,700	1,776
Michaels Stores, Inc. 7.75% 2018	2,900	3,161
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,8]	4,975	4,935
Voto-Votorantim Ltd 6.75% 2021[6]	4,450	4,873
JMC Steel Group Inc. 8.25% 2018[6]	4,800	4,860
Needle Merger Sub Corp. 8.125% 2019[6]	4,565	4,799
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	4,655	4,736
Samson Investment Co. 10.25% 2020[6]	4,315	4,725
Total Capital International 1.50% 2017	455	456
Total Capital International 1.55% 2017	1,800	1,801
Total Capital International 2.875% 2022	1,115	1,061
Total Capital Canada Ltd. 2.75% 2023	1,460	1,349
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,3]	1,750	1,962
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,3]	2,375	2,699
Caesars Entertainment Operating Co. 9.00% 2020	2,725	2,664
Caesars Entertainment Operating Co. 9.00% 2020	2,025	1,979
Regions Financial Corp. 7.75% 2014	103	109
Regions Financial Corp. 5.20% 2015	200	210
Regions Financial Corp. 5.75% 2015	295	314
Regions Financial Corp. 2.00% 2018	4,100	3,972
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,900	4,568
Royal Bank of Scotland PLC 4.375% 2016	3,000	3,203
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,338
Ply Gem Industries, Inc. 8.25% 2018	4,184	4,477
CoBank, ACB 7.875% 2018[6]	430	518
CoBank, ACB 0.843% 2022[3,6]	4,275	3,957
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,8]	567	571
Univision Communications Inc. 8.50% 2021[6]	3,500	3,867
Dominican Republic 7.50% 2021[2,6]	4,000	4,380
PTT Exploration & Production Ltd. 5.692% 2021[6]	4,045	4,316
EDP Finance BV. 6.00% 2018[6]	4,000	4,304
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	4,250	4,280
Builders Firstsource 7.625% 2021[6]	4,075	4,269
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Koninklijke KPN NV 8.375% 2030	US$3,320	US$4,210
Export-Import Bank of Korea 4.375% 2021	4,000	4,187
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	3,791	4,145
Alcatel-Lucent USA Inc. 4.625% 2017[6]	2,075	2,088
Alcatel-Lucent USA Inc. 6.75% 2020[6]	800	833
Alcatel-Lucent USA Inc. 8.875% 2020[6]	1,075	1,204
CME Group Inc. 5.30% 2043	3,935	4,119
Royal Bank of Canada 1.50% 2018	4,150	4,071
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,466
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,591
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,045
McClatchy Co. 9.00% 2022	3,650	4,033
Credit Suisse Group AG 5.40% 2020	3,625	4,030
Tenet Healthcare Corp. 8.125% 2022	3,730	4,028
BPCE SA group 2.50% 2018	3,000	2,986
BPCE SA group 5.70% 2023[6]	975	1,006
Unum Group 5.625% 2020	3,600	3,947
Marfrig Holdings (Europe) BV 9.875% 2017[6]	1,860	1,846
Marfrig Holdings (Europe) BV 8.375% 2018	800	748
Marfrig Overseas Ltd. 9.50% 2020[6]	835	785
Marfrig Overseas Ltd. 9.50% 2020	550	517
Philip Morris International Inc. 1.875% 2019	3,925	3,838
Samsung Electronics America, Inc. 1.75% 2017[6]	3,800	3,777
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,434
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,328
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[3,6]	3,500	3,728
State of Qatar 4.50% 2022[6]	3,500	3,722
Teekay Corp. 8.50% 2020	3,400	3,693
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	750	805
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	211	231
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,298	2,607
TransDigm Inc. 7.75% 2018	2,750	2,963
TransDigm Inc. 5.50% 2020	600	589
DJO Finance LLC 9.75% 2017	785	803
DJO Finance LLC 7.75% 2018	910	930
DJO Finance LLC 8.75% 2018	425	469
DJO Finance LLC 9.875% 2018	1,215	1,312
Chinos Holdings, Inc. 7.75% 2019[3,4,6]	3,400	3,485
Comision Federal de Electricidad 4.875% 2024[6]	3,500	3,482
South Korean Government 5.75% 2014	3,400	3,450
Kraft Foods Inc. 2.25% 2017	1,590	1,611
Kraft Foods Inc. 5.375% 2020	1,570	1,772
QBE Insurance Group Ltd. 2.40% 2018[6]	3,500	3,364
Academy Sports 9.25% 2019[6]	3,000	3,330
Nortek Inc. 10.00% 2018	2,050	2,273
Nortek Inc. 8.50% 2021	950	1,057
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,591
Brandywine Operating Partnership, LP 5.70% 2017	15	17
Brandywine Operating Partnership, LP 3.95% 2023	750	703
Iron Mountain Inc. 5.75% 2024	3,550	3,310
Staples, Inc. 9.75% 2014	3,250	3,260
ACE INA Holdings Inc. 5.875% 2014	1,510	1,547
ACE INA Holdings Inc. 2.60% 2015	1,625	1,682
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,217
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Schlumberger Investment SA 3.65% 2023	US$3,225	US$3,198
Teco Finance, Inc. 4.00% 2016	10	11
Teco Finance, Inc. 6.572% 2017	110	127
Teco Finance, Inc. 5.15% 2020	170	186
Tampa Electric Co. 4.10% 2042	3,140	2,826
Del Monte Corp. 7.625% 2019	3,000	3,124
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	250	275
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	900	996
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	1,270	1,385
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.733% 2049[2,3]	400	443
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[6]	2,840	3,042
CEVA Group PLC 11.625% 2016[6]	2,775	2,928
CEVA Group PLC 8.375% 2017[6]	26	27
FirstEnergy Corp., Series A, 2.75% 2018	3,000	2,949
American Electric Power Co. 1.65% 2017	2,960	2,902
Warner Music Group 11.50% 2018	2,500	2,887
LSB Industries, Inc. 7.75% 2019[6]	2,735	2,885
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[2,3,8]	723	734
Playa Resorts Holding BV 8.00% 2020[6]	2,000	2,133
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,8]	2,810	2,852
Viacom Inc. 5.85% 2043	2,675	2,813
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,800
Symbion Inc. 8.00% 2016	2,625	2,796
UDR, Inc., Series A, 5.25% 2015	2,680	2,792
AT&T Inc. 4.30% 2042	3,250	2,757
UnitedHealth Group Inc. 2.875% 2023	2,825	2,630
WellPoint, Inc. 2.30% 2018	2,645	2,626
Essex Portfolio L.P. 3.25% 2023	2,870	2,599
Cenovus Energy Inc. 3.00% 2022	1,312	1,231
Cenovus Energy Inc. 3.80% 2023	500	488
Cenovus Energy Inc. 6.75% 2039	750	879
Denbury Resources Inc. 8.25% 2020	2,292	2,536
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,530
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,8]	2,500	2,522
PRA Holdings, Inc. 9.50% 2023[6]	2,335	2,498
Amgen Inc. 2.50% 2016	2,405	2,491
Schaeffler Holding Finance BV 6.875% 2018[3,4,6]	2,225	2,370
Serena Software, Inc. 10.375% 2016	2,356	2,368
Genworth Holdings, Inc. 4.90% 2023	2,300	2,300
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,686
Canadian Natural Resources Ltd. 6.50% 2037	500	565
WM. Wrigley Jr. Co 3.375% 2020[6]	2,215	2,190
American Campus Communities, Inc. 3.75% 2023	2,340	2,172
AES Panamá, SA 6.35% 2016[6]	2,000	2,140
Walter Energy, Inc. 9.50% 2019[6]	2,000	2,120
Development Bank of Kazakhstan 5.50% 2015[6]	1,984	2,108
Petrobras International Finance Co. 5.375% 2021	1,020	1,016
Petrobras International Finance Co. 6.75% 2041	1,000	933
Petrobras Global Finance Co. 5.625% 2043	175	143
Delhaize Group 5.70% 2040	2,129	2,019
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,8]	1,980	2,001
Cisco Systems, Inc. 0.493% 2014[3]	2,000	2,001
Diamond Offshore Drilling, Inc. 4.875% 2043	2,000	1,963
DCT Industrial Trust Inc. 4.50% 2023[6]	1,980	1,925
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

IMS Health Inc. 7.375% 2018[4,6]	US$1,775	US$ 1,855
Berkshire Hathaway Inc. 2.00% 2018	1,785	1,787
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,778
TRAC Intermodal 11.00% 2019	1,525	1,750
International Paper Co. 7.30% 2039	1,410	1,741
Milacron LLC 7.75% 2021[6]	1,650	1,741
Consolidated Edison Company of New York, Inc., Series 2013-A, 3.95% 2043	1,925	1,699
Enterprise Products Operating LLC 3.35% 2023	1,190	1,131
Enterprise Products Operating LLC 4.85% 2044	600	564
HBOS PLC 6.75% 2018[6]	1,490	1,692
TNK-BP Finance SA 7.50% 2016[6]	1,500	1,691
Leucadia National Corp. 5.50% 2023	1,685	1,685
Ecopetrol SA 7.625% 2019	275	327
Ecopetrol SA 5.875% 2023	1,250	1,322
SABMiller Holdings Inc. 4.95% 2042[6]	1,645	1,634
SBA Communications Corp. 5.75% 2020	1,525	1,594
Time Warner Cable Inc. 6.75% 2018	1,420	1,593
Newcrest Finance Pty Ltd. 4.45% 2021[6]	1,890	1,573
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	1,600	1,572
CNA Financial Corp. 7.35% 2019	1,200	1,457
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,430
Novartis Securities Investment Ltd. 5.125% 2019	1,250	1,416
Rosetta Resources Inc. 5.625% 2021	1,350	1,353
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	965	1,051
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.91% 2049[2,3]	270	302
Husky Energy Inc. 5.90% 2014	1,300	1,331
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	1,315	1,325
Odebrecht Finance Ltd 7.125% 2042[6]	1,425	1,323
Western Gas Partners LP 4.00% 2022	1,250	1,193
Kroger Co. 6.80% 2018	1,000	1,192
News America Inc. 5.40% 2043[6]	1,150	1,165
DISH DBS Corp. 4.625% 2017	1,100	1,155
TitleMax Finance Corp. 8.50% 2018[6]	1,050	1,124
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,110
Vodafone Group PLC 2.50% 2022	1,136	1,004
Canadian National Railway Co. 4.95% 2014	1,000	1,002
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[2,3]	890	994
McKesson Corp. 3.25% 2016	740	772
France Télécom 4.375% 2014	705	718
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,3,8]	757	704
Atlas Copco AB 5.60% 2017[6]	500	560
Crescent Resources 10.25% 2017[6]	475	519
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	516
Quebecor Media Inc. 5.75% 2023	475	462
Santander Issuances, SA Unipersonal 6.50% 2019[3,6]	400	409
Iraq (Republic of) 5.80% 2028[2,6]	250	214
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[2,3,8]	49	27
		5,255,491
Total bonds, notes & other debt instruments (cost: $11,481,283,000)		11,559,515
Convertible securities 0.02%
		Value
U.S. dollars 0.01%	Shares	(000)

CEVA Group PLC, Series A-2, 2.239% convertible preferred[10,11]	1,141	US$ 1,434
Miscellaneous 0.01%

Other convertible securities in initial period of acquisition		1,205
Total convertible securities (cost: $2,416,000)		2,639
Preferred securities 0.11%

U.S. dollars 0.02%

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	114,000	2,549
Miscellaneous 0.09%

Other preferred securities in initial period of acquisition		11,019
Total preferred securities (cost: $14,229,000)		13,568
Common stocks 0.03%

U.S. dollars 0.03%

Beech Holdings, LLC[10,11,12]	429,287	3,492
CEVA Group PLC[6,10,12]	527	663
Atrium Corp.[6,10,12]	191	—
Total common stocks (cost: $7,043,000)		4,155
	Principal amount
Short-term securities 5.90%	(000)

Fannie Mae 0.09%–0.15% due 1/22–10/27/2014	US$201,400	201,294
Freddie Mac 0.10%–0.18% due 1/6–5/20/2014	196,150	196,105
Bank of Nova Scotia 0.17% due 3/3/2014	100,000	99,979
Sumitomo Mitsui Banking Corp. 0.15%–0.20% due 1/8–2/3/2014[6]	67,500	67,493
Federal Home Loan Bank 0.06%–0.08% due 2/12–3/21/2014	51,900	51,894
Svenska Handelsbanken Inc. 0.15% due 3/6/2014[6]	51,000	50,985
Nordea Bank AB 0.175% due 2/19/2014[6]	29,800	29,794
General Electric Capital Corp. 0.05% due 1/2/2014	19,800	19,800
Nestlé Capital Corp. 0.10% due 1/7/2014[6]	16,700	16,700
Total short-term securities (cost: $733,997,000)		734,044
Total investment securities (cost: $12,238,968,000)		12,313,921
Other assets less liabilities		130,902
Net assets		US$12,444,823

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,736,940,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
British pounds	1/10/2014	UBS AG	£40,200	$65,810	US$ 755
Euros	1/6/2014	Bank of America, N.A.	€32,147	$43,533	691
Euros	1/8/2014	Barclays Bank PLC	€27,891	$37,688	680
Euros	1/24/2014	HSBC Bank	€5,550	$7,593	43
Euros	1/30/2014	Credit Suisse AG	€14,179	$19,397	109
Japanese yen	1/17/2014	JPMorgan Chase	¥2,764,720	$26,783	(527)
Japanese yen	1/17/2014	UBS AG	¥5,301,059	$52,124	(1,782)
Japanese yen	1/24/2014	JPMorgan Chase	¥7,945,146	$77,439	(1,985)
Japanese yen	1/27/2014	Citibank	¥7,209,768	$69,882	(1,410)
Japanese yen	2/5/2014	Bank of New York Mellon	¥3,922,039	$38,275	(1,026)
Japanese yen	3/5/2014	Bank of New York Mellon	¥11,761,834	$114,800	(3,077)
Japanese yen	3/11/2014	Bank of America, N.A.	¥4,000,926	$38,875	(870)
					US$(8,399)

Sales:
Australian dollars	1/14/2014	HSBC Bank	$1,820	A$2,000	US$ 35
Australian dollars	1/16/2014	Bank of New York Mellon	$2,406	A$2,700	(3)
Brazilian reais	1/8/2014	Citibank	$4,559	BRL10,920	(61)
Brazilian reais	1/9/2014	Credit Suisse AG	$12,840	BRL30,490	(58)
Brazilian reais	1/10/2014	Citibank	$9,990	BRL23,500	52
Brazilian reais	2/5/2014	Citibank	$35,206	BRL84,652	(345)
British pounds	1/9/2014	Citibank	$8,449	£5,175	(120)
British pounds	1/10/2014	UBS AG	$14,818	£9,075	(209)
British pounds	1/13/2014	HSBC Bank	$12,086	£7,375	(126)
British pounds	1/15/2014	HSBC Bank	$2,054	£1,250	(16)
British pounds	1/23/2014	Barclays Bank PLC	$8,940	£5,500	(166)
British pounds	1/23/2014	Bank of America, N.A.	$5,237	£3,200	(61)
British pounds	1/27/2014	UBS AG	$5,720	£3,500	(74)
British pounds	1/27/2014	Bank of New York Mellon	$11,576	£7,100	(179)
British pounds	1/28/2014	Bank of New York Mellon	$20,954	£12,800	(238)
British pounds	1/29/2014	UBS AG	$5,846	£3,575	(73)
Canadian dollars	1/17/2014	HSBC Bank	A$791	C$750	—[13]
Canadian dollars	1/17/2014	HSBC Bank	$4,477	C$4,750	7
Euros	1/10/2014	UBS AG	$34,279	€25,500	(549)
Euros	1/10/2014	JPMorgan Chase	$61,208	€44,700	(285)
Euros	1/13/2014	HSBC Bank	$26,591	€19,270	81
Euros	1/13/2014	JPMorgan Chase	$1,564	€1,150	(18)
Euros	1/13/2014	Bank of America, N.A.	£95,270	€113,150	2,089
Euros	1/14/2014	Bank of America, N.A.	$78,799	€57,970	(950)
Euros	1/14/2014	Bank of America, N.A.	$12,994	€9,440	8
Euros	1/15/2014	HSBC Bank	$5,127	€3,724	5
Euros	1/23/2014	UBS AG	$3,654	€2,675	(26)
Euros	1/23/2014	Citibank	¥1,496,226	€10,570	(332)
Euros	1/24/2014	HSBC Bank	$26,000	€18,880	27
Euros	1/24/2014	JPMorgan Chase	$24,760	€18,000	(3)
Euros	1/29/2014	Citibank	$12,378	€9,050	(72)
Euros	1/30/2014	Citibank	$28,062	€20,750	(483)
Euros	1/31/2014	Bank of New York Mellon	¥1,577,939	€11,120	US$ (312)
Euros	2/3/2014	HSBC Bank	$513	€375	(3)
Euros	2/5/2014	Citibank	£47,755	€57,650	(247)
Euros	2/5/2014	HSBC Bank	$27,995	€20,750	(550)
Euros	2/12/2014	UBS AG	$28,229	€21,025	(694)
Japanese yen	1/16/2014	HSBC Bank	$20,482	¥2,090,000	634
Japanese yen	1/24/2014	Bank of America, N.A.	$51,752	¥5,390,270	561
Mexican pesos	1/13/2014	HSBC Bank	$26,280	MXN344,925	(112)
Mexican pesos	1/16/2014	UBS AG	$14,158	MXN185,346	94
Mexican pesos	1/24/2014	Barclays Bank PLC	$12,922	MXN168,380	52
Mexican pesos	1/29/2014	UBS AG	$5,202	MXN67,815	21
Philippine pesos	1/15/2014	JPMorgan Chase	$5,938	PHP261,725	39
Polish zloty	1/8/2014	Citibank	$4,017	PLN12,475	(110)
South Korean won	1/13/2014	Citibank	$7,590	KRW8,000,000	17
Swedish kronor	1/13/2014	Citibank	$25,934	SKr169,270	(378)
Swedish kronor	1/13/2014	UBS AG	€14,109	SKr127,080	(344)
Swedish kronor	1/15/2014	UBS AG	£16,454	SKr175,200	13
Swedish kronor	1/23/2014	HSBC Bank	€17,626	SKr158,590	(399)
Swedish kronor	2/10/2014	Bank of America, N.A.	€9,465	SKr84,060	(39)
Turkish lira	1/9/2014	HSBC Bank	$5,986	TRY12,275	285
Turkish lira	1/13/2014	Bank of America, N.A.	$24,842	TRY51,240	1,064
Turkish lira	1/15/2014	Bank of New York Mellon	$25,383	TRY51,750	1,378
Turkish lira	1/27/2014	Citibank	$9,803	TRY20,255	432
					US$ (741)
Forward currency contracts — net					US$(9,140)

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,189,230,000, which represented 9.56% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,351,000, which represented ..08% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $72,470,000, which represented .58% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,794,000, which represented .05% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 6,307	$ 3,492.03%
CEVA Group PLC, Series A-2, 2.244% convertible preferred	3/10/2010–1/21/2011	1,687	1,434.01
Total restricted securities		$7,994	$4,926.04%

[12]	Security did not produce income during the last 12 months.

13Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Euros	$ —	$ 2,673,631	$ —	$ 2,673,631
	Japanese yen	—	772,533	—	772,533
	Mexican pesos	—	475,707	—	475,707
	Polish zloty	—	468,498	—	468,498
	British pounds	—	401,686	—	401,686
	Swedish kronor	—	195,605	—	195,605
	Norwegian kroner	—	175,523	—	175,523
	South Korean won	—	173,676	—	173,676
	Colombian pesos	—	119,983	—	119,983
	U.S. dollars	—	5,255,491	—	5,255,491
	Other currencies	—	847,182	—	847,182
	Convertible securities	—	—	2,639	2,639
	Preferred securities	6,959	6,609	—	13,568
	Common stocks	—	—	4,155	4,155
	Short-term securities	—	734,044	—	734,044
Total		6,959	12,300,168	$6,794	$12,313,921

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 9,172	$—	$ 9,172
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(18,312)	—	(18,312)
Total		$—	$(9,140)	$—	$(9,140)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 379,121
Gross unrealized depreciation on investment securities	(330,556)
Net unrealized appreciation on investment securities	48,565
Cost of investment securities for federal income tax purposes	12,265,356

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0214O-S37697

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2014